Supplemental Information (Postretirement Benefit Plans - Assumption Used in Benefit Calculations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Principal retiree benefit plans [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate - pension benefit obligation	3.93%	3.89%	4.61%
Compensation increases	3.80%	4.10%	4.00%
Initial healthcare trend rate	6.00%	6.00%	6.00%
Ultimately healthcare trend rate for 2030	2030
Ultimate Health Care Cost Trend Rate	5.00%
Discount rate - benefit cost	3.89%	4.61%	3.74%
Expected return on assets	7.00%	7.00%	7.00%
Benefit Obligation Increase		$ 612
Principal retiree benefit plans [Member] | Weighted Average [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate - benefit cost	3.92%	4.47%	3.77%
Other Pension Plans, Defined Benefit [Member] | Weighted Average [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate - pension benefit obligation	3.33%	3.53%	4.39%
Compensation increases	3.32%	3.60%	3.76%
Discount rate - benefit cost	3.53%	4.39%	3.92%
Expected return on assets	6.95%	6.92%	6.82%